SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Schedule Of Financial Income, Net
	Year ended December 31,
	2013	2014	2015

Financial income:
Interest on marketable securities and bank deposits	$1,310	$140	$101
Foreign currency translation differences and derivatives	1,599	1,567	1,273

	2,909	1,707	1,374
Financial expenses:
Bank charges and interest on loans	(5,260)	(7,691)	(5,885)
Foreign currency translation differences (*)	(9,559)	(28,491)	(9,897)
Impairment and amortization of premium on marketable securities (*)	(2,108)	(3,471)	(330)

	(16,927)	(39,653)	(16,112)

	$(14,018)	$(37,946)	$(14,738)

(*)	The amounts for the years ended December 2014 and 2015 include expenses of $ 20,452 and $1,634, respectively resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related re-measurement of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. In addition for the year ended December 31, 2014 this amount also includes $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.

Schedule Of Net income per share
	Year ended December 31,
	2013	2014	2015
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$(47,478)	$(76,479)	$1,011

Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	38,519,606	62,518,602	77,239,409

Effect of dilutive securities:
Employee stock options and RSU	*) -	*) -	57,272

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	38,519,606	62,518,602	77,296,681

*) Antidilutive.